UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22172

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World Funds Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

T-Rex 2X Long Bitcoin Daily Target ETF and the
T-Rex 2X Inverse Bitcoin Daily Target ETF

ITEM 1. (a)    REPORT TO STOCKHOLDERS.

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2024
T-Rex 2X Long Bitcoin Daily Target ETF
TICKER: BTCL (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-Rex 2X Long Bitcoin Daily Target ETF for the period of July 11, 2024 (Inception) to December 31, 2024. You can ﬁnd additional information about the Fund at www.rexshares.com/btcl/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Bitcoin Daily Target ETF	$68¹	0.95%²

¹ Costs are for the period of July 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.

² Annualized.

Objective and Strategy

The T-Rex 2X Long Bitcoin Daily Target ETF (the “Fund”) seeks to provide 2x (200%) of the daily price performance of the spot Bitcoin ETF (IBIT). This means each trading day, the Fund rebalances its exposure so that its portfolio is positioned to deliver twice IBIT’s daily moves—positive or negative.

Performance Summary

For the period of July 11, 2024 to December 31, 2024, the Fund returned +103.19%, whereas IBIT, the spot Bitcoin ETF, advanced +62.94%.

•        Leverage Impact: The Fund’s leveraged structure generated returns that exceeded a simple “2 × IBIT’s final return,” particularly because the underlying asset (Bitcoin) experienced extended multi-day gains. During Q4, Bitcoin rallied significantly amid renewed institutional interest and macro factors that boosted digital assets, leading to a strong upward trend.

•        Daily Compounding: Because the Fund rebalances daily, compounding can amplify gains if IBIT’s daily returns remain persistently positive or experience only modest pullbacks.

Key Considerations

1.   High Volatility: Bitcoin remains subject to rapid price swings influenced by market sentiment, regulatory changes, and macroeconomic conditions. The Fund’s daily 2x strategy intensifies these swings, raising both upside and downside risks.

2.  Short-Term Focus: The Fund is designed for short-term tactical exposure. Holding periods longer than a few days or weeks can produce outcomes that diverge from a simple two-times multiple of IBIT’s net change over the same period.

3.  Market Drivers: Factors such as rising optimism about U.S. spot BTC ETF approvals, a perceived safe-haven status during certain market stress periods, and general crypto market momentum contributed to Bitcoin’s strength in the latter half of 2024.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-Rex 2X Long Bitcoin Daily Target ETF - $20,319
S&P 500® Index - $10,506
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
7/11/24*
7/31/24
8/31/24
9/30/24
10/31/24
11/30/24
12/31/24

* Inception

Annual Performance
Total Return Since Inception (07/11/24)
T-Rex 2X Long Bitcoin Daily Target ETF	103.19%
S&P 500® Index	5.06%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.

Conclusion

•   The Fund delivered a +103.19% return over the reporting period, substantially outpacing IBIT’s +62.94% due to the favorable daily compounding in a sustained Bitcoin rally.

This leveraged cryptocurrency fund underscore how daily leveraged investment products can outperform or underperform simple multiples of an asset’s net change over multi-day horizons. Shareholders should carefully consider their time horizon, risk tolerance, and the unpredictable volatility inherent in crypto markets before investing in or maintaining positions in the Fund.

T-Rex 2X Long Bitcoin Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2024)
Fund Net Assets	$42,424,069
Number of Holdings	3
Total Advisory Fee	$82,227
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

Sector Breakdown

Portfolio Composition
Cash Collateral	67.05%
Other Assets Net of Liabilities	14.19%
Derivatives	9.98%
First American Government Obligations Fund	8.78%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/btcl/.

T-Rex 2X Long Bitcoin Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2024
T-Rex 2X Inverse Bitcoin Daily Target ETF
TICKER: BTCZ (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-Rex 2X Inverse Bitcoin Daily Target ETF for the period of July 11, 2024 (inception) to December 31, 2024. You can ﬁnd additional information about the Fund at www.rexshares.com/btcz/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse Bitcoin Daily Target ETF	$28¹	0.95%²

¹ Costs are for the period of July 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.

² Annualized.

Objective and Strategy

The T-Rex 2X Inverse Bitcoin Daily Target ETF (the “Fund”) aims to provide -2x (negative 200%) of the daily performance of the spot Bitcoin ETF (IBIT). When IBIT rises on a given day, the Fund is expected to decline by roughly twice the percentage, and vice versa.

Performance Summary

For the period of July 11, 2024 to December 31, 2024, the Fund posted a -76.26% return, while IBIT climbed +62.94%.

•   Inverse Performance: Since IBIT rallied strongly, the Fund’s negative 2x daily position led to amplified losses, as repeated daily gains in the underlying hindered the Fund’s net asset value.

•   Negative Compounding: The daily reset compounding effect can lead to larger-than-expected cumulative losses when IBIT sees consistent or substantial upward price movements.

Key Considerations

1.   Risk of Extended Rallies: Inverse leveraged funds are particularly vulnerable to trending or repeated up days in the underlying asset—exemplified here by Bitcoin’s sustained rally. This scenario can magnify losses beyond what might be assumed by just -2×(IBIT’s end-to-end return).

2.  Volatility Drag: Even modest volatility can erode returns for inverse leveraged products over multi-day spans, as daily resets restack the short position at new market levels.

3.  Short-Term Hedging: The Fund is intended mainly for short-term bearish or hedging strategies on Bitcoin’s daily price. Holding for longer periods increases the likelihood of negative compounding outcomes, especially in a bullish Bitcoin market.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-Rex 2X Inverse Bitcoin Daily Target ETF - $2,374
S&P 500® Index - $10,506
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
7/11/24*
7/31/24
8/31/24
9/30/24
10/31/24
11/30/24
12/31/24

* Inception

Annual Performance
Total Return Since Inception (07/11/24)
T-Rex 2X Inverse Bitcoin Daily Target ETF	-76.26%
S&P 500® Index	5.06%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.

Conclusion

•   The Fund fell by -76.26% as IBIT rose consistently, underscoring the downside risk of an inverse 2x approach when the underlying asset is bullish.

This leveraged cryptocurrency fund underscore how daily leveraged investment products can outperform or underperform simple multiples of an asset’s net change over multi-day horizons. Shareholders should carefully consider their time horizon, risk tolerance, and the unpredictable volatility inherent in crypto markets before investing in or maintaining positions in the Fund.

T-Rex 2X Inverse Bitcoin Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2024)
Fund Net Assets	$5,930,351
Number of Holdings	2
Total Advisory Fee	$9,729
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

Sector Breakdown

Portfolio Composition
Cash Collateral	106.40%
Derivatives	13.74%
First American Government Obligations Fund	9.41%
Liabilities in Excess of Other Assets	-29.55%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/btcz/.

T-Rex 2X Inverse Bitcoin Daily Target ETF Tailored Shareholder Report

ITEM 1. (b).   Not applicable.

ITEM 2.       CODE OF ETHICS.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)      Not applicable.

(f)       The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,000 for 2024 and $0 for 2023.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $16,000 for 2024 and $0 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)      NA

(c)      0%

(d)      NA

(f)       The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)      The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h)      Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.        INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

CONSOLIDATED FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the period ended December 31, 2024*

T-REX 2X LONG BITCOIN DAILY TARGET ETF

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF

* The Funds commenced operations on July 11, 2024

T REX 2X LONG BITCOIN DAILY TARGET ETF
Consolidated Schedule of Investments	December 31, 2024
	Shares	Value
MONEY MARKET FUND - 8.78%
First American Treasury Obligations Fund - 4.40%(A)	3,725,615	$3,725,615
(Cost: $3,725,615)
TOTAL INVESTMENTS - 8.78%		3,725,615
(Cost: $3,725,615)
Other assets, net of liabilities - 91.22%(B)		38,698,454
TOTAL NET ASSETS - 100.00%		$42,424,069
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(C) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Counterparty: Clear Street Derivatives, LLC.	iShares Bitcoin Trust ETF	Receive	(OBFR01(D) + 300bps)	Monthly	7/31/2026	$27,871,834	$6,519,734
Counterparty: CF Secured, LLC.	iShares Bitcoin Trust ETF	Receive	(OBFR01(D) + 500bps)	Monthly	12/15/2025	57,043,710	(2,286,102)
TOTAL TOTAL RETURN SWAP CONTRACTS						$84,915,544	$4,233,632

(A)    Effective 7 day yield as of December 31, 2024.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    All or a portion of these investments are a holding of the T-Rex 2X Long Bitcoin Daily Target (Cayman) Portfolio S.P. subsidiary.

(D)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.

See Notes to Financial Statements

1
FINANCIAL STATEMENTS | December 31, 2024

T REX 2X INVERSE BITCOIN DAILY TARGET ETF
Consolidated Schedule of Investments	December 31, 2024
	Shares	Value
MONEY MARKET FUND - 9.41%
First American Treasury Obligations Fund - 4.40%(A)	557,839	$557,839
(Cost: $557,839)
TOTAL INVESTMENTS - 9.41%		557,839
(Cost: $557,839)
Other assets, net of liabilities - 90.59%(B)		5,372,512
TOTAL NET ASSETS - 100.00%		$5,930,351
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(C) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Counterparty: Clear Street Derivatives, LLC.	iShares Bitcoin Trust ETF	Pay	(OBFR01(D) - 100bps)	Monthly	7/31/2026	$(11,858,797)	$814,683
TOTAL TOTAL RETURN SWAP CONTRACTS						$(11,858,797)	$814,683

(A)    Effective 7 day yield as of December 31, 2024.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    All or a portion of this investment is a holding of the T-Rex 2X Inverse Bitcoin Daily Target (Cayman) Portfolio S.P. subsidiary.

(D)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.

See Notes to Financial Statements

2
FINANCIAL STATEMENTS | DECEMBER 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Consolidated Statements of Assets and Liabilities	December 31, 2024
	Long Bitcoin	Inverse Bitcoin
ASSETS
Investments at value(1) (Note 1)	$3,725,615	$557,839
Cash collateral held for open total return swap contracts (Note 1)	28,444,559	6,310,000
Interest receivable	15,001	1,824
Net unrealized appreciation on total return swap contracts	4,233,632	814,683
Due from counterparty on total return swap contracts	6,039,159	—
TOTAL ASSETS	42,457,966	7,684,346
LIABILITIES
Accrued advisory fees (Note 2)	33,897	3,759
Due to counterparty on total return swap contracts	—	1,750,236
TOTAL LIABILITIES	33,897	1,753,995
NET ASSETS	$42,424,069	$5,930,351
Net Assets Consist of:
Paid-in capital	$37,562,842	$5,115,668
Distributable earnings (accumulated deficits)	4,861,227	814,683
Net Assets	$42,424,069	$5,930,351
NET ASSET VALUE PER SHARE
Net Assets	$42,424,069	$5,930,351
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	870,000	1,000,000
Net Asset Value and Offering Price Per Share	$48.76	$5.93
(1) Identified cost of:	$3,725,615	$557,839

See Notes to Financial Statements

3
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Consolidated Statements of Operations	For the Period Ended December 31, 2024*
	Long Bitcoin	Inverse Bitcoin
INVESTMENT INCOME
Interest income	$39,870	$5,844
Total investment income	39,870	5,844
EXPENSES
Investment Advisory fees (Note 2)	82,227	9,729
Total expenses	82,227	9,729
Net investment income (loss)	(42,357)	(3,885)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on total return swap contracts	8,627,033	(2,661,904)
Net change in unrealized appreciation (depreciation) on total return swap contracts	4,233,632	814,683
Total net realized and unrealized gain (loss) on total return swap contracts	12,860,665	(1,847,221)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,818,308	$(1,851,106)

*   The Funds commenced operations on July 11, 2024.

See Notes to Financial Statements

4
FINANCIAL STATEMENTS | DECEMBER 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Consolidated Statements of Changes in Net Assets	For the Period Ended December 31, 2024*
	Long Bitcoin	Inverse Bitcoin
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(42,357)	$(3,885)
Net realized gain (loss) on total return swap contracts	8,627,033	(2,661,904)
Net change in unrealized appreciation (depreciation) on total return swap contracts	4,233,632	814,683
Increase (decrease) in net assets from operations	12,818,308	(1,851,106)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,819,602)	(4,590)
Return of capital	—	(16)
Decrease in net assets from distributions	(1,819,602)	(4,606)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	38,785,645	11,746,727
Cost of shares redeemed	(7,360,282)	(3,960,664)
Increase (decrease) in net assets from capital stock transactions	31,425,363	7,786,063
NET ASSETS
Increase (decrease) during period	42,424,069	5,930,351
Beginning of period	—	—
End of period	$42,424,069	$5,930,351

*   The Funds commenced operations on July 11, 2024.

See Notes to Financial Statements

5
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Consolidated Financial Highlights	Selected Per Share Data Throughout The Period
	For the Period Ended December 31, 2024*
	Long Bitcoin	Inverse Bitcoin
Net asset value, beginning of period	$25.00	$25.00
Investment activities
Net investment income (loss)(1)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments	25.97	(19.06)
Total from investment activities	25.88	(19.07)
Distributions
Ordinary income	(2.12)	— (2)
Return of capital	—	— (2)
Total distributions	(2.12)	—
Net asset value, end of period	$48.76	$5.93
Total Return(3)	103.19%	(76.26%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.95%	0.95%
Net investment income (loss)	(0.49%)	(0.38%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000’s)	$42,424	$5,930

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Less than $0.005.

(3)   Total return is for the period indicated and has not been annualized.

(4)   Ratios to average net assets have been annualized.

(5)   Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

*   The Funds commenced operations on July 11, 2024.

See Notes to Financial Statements

6
FINANCIAL STATEMENTS | DECEMBER 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements	December 31, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-Rex 2X Long Bitcoin Daily Target ETF (“Long Bitcoin”) and the T-Rex 2X Inverse Bitcoin Daily Target ETF (“Inverse Bitcoin”) (collectively, “the Funds”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Funds commenced operations on July 11, 2024.

The investment objectives of the Funds’ are as follows:

Fund	Objective
Long Bitcoin	To seek daily investment results, before fees and expenses, of 200% of the daily performance of spot Bitcoin.
Inverse Bitcoin	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of spot Bitcoin.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Funds are used by the investment manager to make investment decisions, and the results of the operations, as shown in the Statements of Operations and the Financial Highlights for the Funds is the information utilized for the day-to-day management of the Funds. The Funds and the investment manager are parties to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the portfolio manager of the investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Security Valuation

The Funds record their investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities

7
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to Tuttle Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee. Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, at the mean between bid and asked price quotations from market makers, provided by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

8
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

Accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of December 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long Bitcoin
Assets
Money Market Fund	$3,725,615	$—	$—	$3,725,615
Unrealized Appreciation on Total Return Swap Contracts	—	4,233,632	—	4,233,632
	$3,725,615	$4,233,632	$—	$7,959,247
Inverse Bitcoin
Assets
Money Market Fund	$557,839	$—	$—	$557,839
Unrealized Appreciation on Total Return Swap Contracts	—	814,683	—	814,683
	$557,839	$814,683	$—	$1,372,522

Refer to the Funds’ Schedules of Investments for a listing of the securities by type.

9
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

The Funds held no Level 3 securities at any time during the period ended December 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

10
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended December 31, 2024, such reclassifications were as follows:

	Long Bitcoin	Inverse Bitcoin
Distributable earnings	$(6,137,479)	$2,670,379
Paid-in capital	6,137,479	(2,670,379)

The permanent difference reclassifications are attributable primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and the tax treatment of earnings from the Subsidiary.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to US Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

11
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Long Bitcoin	10,000	$250	$487,600
Inverse Bitcoin	10,000	$250	$59,300

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular

12
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swaps entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of December 31, 2024.

Long Bitcoin

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street	$6,519,734	$—	$6,519,734	$—	$6,519,734
CF Secured	—	2,286,102	(2,286,102)	(2,286,102)	—
	$6,519,734	$2,286,102	$4,233,632	$(2,286,102)	$6,519,734
13
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

Inverse Bitcoin

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street	$814,683	$—	$814,683	$—	$814,683
	$814,683	$—	$814,683	$—	$814,683

*     Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) on total return swap contracts.

**   The actual collateral pledged (received) may be more than the amounts shown.

The average monthly notional amount of the total return swap contracts during the period ended December 31, 2024 were as follows:

Fund
Long Bitcoin	$41,395,442
Inverse Bitcoin	(4,893,293)

At the period ended December 31, 2024, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long Bitcoin
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$4,233,632
Inverse Bitcoin
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$814,683
14
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended December 31, 2024 is as follows:

Fund	Realized Gain (Loss) on Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Long Bitcoin	$8,627,033	$4,233,632
Inverse Bitcoin	(2,661,904)	814,683

*     Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**   Statements of Operations location: Net change in unrealized appreciation (depreciation) on total return swap contracts.

Consolidation of Subsidiaries

Long Bitcoin may invest up to 25% of its total assets in its subsidiary, T-Rex 2X Long Bitcoin Daily Target (Cayman) Portfolio S.P. (“Long Cayman”). Inverse Bitcoin may invest up to 25% of its total assets in its subsidiary, T-Rex 2X Inverse Bitcoin Daily Target (Cayman) Portfolio S.P. (“Inverse Cayman”). Long Cayman and Inverse Cayman are wholly-owned and controlled by Long Bitcoin and Inverse Bitcoin, respectively. Long Cayman and Inverse Cayman subsidiaries are formed under the laws of the Cayman Islands. The Consolidated Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights of Long Bitcoin and Inverse Bitcoin include the accounts of the Long Cayman and Inverse Cayman, respectively. All inter-company accounts and transactions have been eliminated in the consolidations for Long Bitcoin and Inverse Bitcoin. Long Cayman and Inverse Cayman are advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Long Bitcoin’s and Inverse Bitcoin’s investment objectives and policies specified in the Long Bitcoin’s and Inverse Bitcoin’s prospectuses and statement of additional information. Long Cayman and Inverse Cayman will generally invest in derivatives, including total return swap contracts, and other investments intended to serve as margin or collateral for total return swap contracts. The inception date of Long Cayman and Inverse Cayman was July 11, 2024. As of December 31, 2024, the net assets of the Long Bitcoin were $42,424,069, of which $39,239,386, or approximately 92.49%, represented the Long Bitcoin’s ownership of the shares of Long Cayman. As of December 31, 2024, the net assets of the Inverse Bitcoin were $5,930,351, of

15
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

which $5,371,072, or approximately 90.57%, represented the Inverse Bitcoin’s ownership of the shares of Inverse Cayman. The Funds utilized sales during the 30-day cure period prescribed under the Internal Revenue Code to remain in compliance with a diversification requirement that requires funds to limit investments in any single asset to less than 25% of the fund’s total assets.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 0.95%.

REX Advisers, LLC (“REX”), a Delaware limited liability company and investment adviser registered with the SEC, located in Fairfield, Connecticut, is an independent sponsor of ETFs. REX’s research was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide

16
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Funds or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with the REX pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. REX will also provide marketing support for the Funds including, but not limited to, distributing the Funds’ materials and providing the Funds with access to and the use of REX’s other marketing capabilities, including communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Fund Accountant and Transfer Agent

U.S. Bank Global Fund Services, LLC (“U.S. Bank”) serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bank is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

17
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

During the period ended December 31, 2024, there were no purchases or sales of long term securities, or purchases or sales of in-kind transactions associated with creations and redemptions.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

18
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

The tax character of the distributions paid were as follows:

	Long Bitcoin	Inverse Bitcoin
Ordinary income	$1,819,602	$4,590
Return of capital	—	16
	$1,819,602	$4,606

As of December 31, 2024 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Long Bitcoin	Inverse Bitcoin
Accumulated net investment income	$627,595	$—
Accumulated net realized gain (loss)	—	—
Net unrealized appreciation (depreciation)	4,233,632	814,683
	$4,861,227	$814,683

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long Bitcoin	$3,725,615	$4,233,632	$—	$4,233,632
Inverse Bitcoin	557,839	814,683	—	814.683

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax treatment of total return swap contracts.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds’ are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

19
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	December 31, 2024

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

	Long Bitcoin	Inverse Bitcoin
Shares sold	1,090,000	1,580,000
Shares redeemed	(220,000)	(580,000)
Net increase (decrease)	870,000	1,000,000

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

20
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders T-Rex 2X Long Bitcoin Daily Target ETF and T-Rex 2X Inverse Bitcoin Daily Target ETF and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments and consolidated schedules of swap contracts, of T-Rex 2X Long Bitcoin Daily Target ETF and T-Rex 2X Inverse Bitcoin Daily Target ETF (the “Funds”), each a series of World Funds Trust, as of December 31, 2024, the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for the period July 11, 2024 (commencement of operations) through December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for the period July 11, 2024 (commencement of operations) through December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

21
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio

March 3, 2025

22
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

For the period ended December 31, 2024, the Advisor paid the following remuneration to Trustees and Officers:

	Trustee Compensation	Chief Compliance Officer’s Services
Long Bitcoin	$2,508	$6,580
Inverse Bitcoin	$2,508	$6,580

Approval of Investment Advisory Agreement

At meetings held on February 21-22, 2024 and March 15, 2024 (the “March Meeting”), and collectively with the February 21-22, 2024 meeting, (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”), with respect to the T-Rex 2X Long Bitcoin Daily Target ETF, the T-Rex 2X Inverse Bitcoin Daily Target ETF, the T-Rex 2X Long Ether Daily Target ETF, and the T-Rex 2X Inverse Ether Daily Target ETF (the “T-REX ETFs”). The Board reflected on its discussions with the representatives from Tuttle earlier in the Meeting regarding the manner in which the Tuttle ETFs are to be managed and the roles and responsibilities of Tuttle under the Tuttle Advisory Agreement.

The Board reviewed a memorandum from counsel of the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreement and the responses of Tuttle to requests for information from Trust Counsel on behalf of the Board. He noted that the response included information on the personnel of and services to be provided by Tuttle, an expense comparison analysis for the T-REX ETFs and comparable ETFs, and the

23
FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

Tuttle Advisory Agreement. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tuttle Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Tuttle; (ii) the investment performance of Tuttle; (iii) the costs of the services to be provided and profits to be realized by Tuttle from the relationship with the T-REX ETFs; (iv) the extent to which economies of scale would be realized if the T-REX ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreement, including: (i) information regarding the services and support to be provided by Tuttle to the T-REX ETFs and their shareholders; (ii) presentations by management of Tuttle addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the T-REX ETFs; (iii) information pertaining to Tuttle’s compliance policies and procedures; and (iv) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle, including personnel and the services to be provided by Tuttle to the T-REX ETFs, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the T-REX ETFs and comparative expense information for other ETFs with strategies similar to the T-REX ETFs prepared by an independent third party; (iii) the anticipated effect of size on the T-REX ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by Tuttle from its relationship with the T-REX ETFs.

24
FINANCIAL STATEMENTS | DECEMBER 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle pursuant to the Tuttle Advisory Agreement. The Board reviewed the services to be provided by Tuttle to the T-REX ETFs, including, without limitation, the investment strategies and techniques to be used in managing the T-REX ETFs; Tuttle’s investment decision-making processes, managing swap exposure and processes for trade execution and broker-dealer selection for portfolio transactions; and the anticipated efforts of Tuttle to promote the T-REX ETFs and grow their assets. The Board also considered the experience of Tuttle’s personnel and information provided regarding the firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle, the Board concluded that the nature, extent and quality of the services to be provided by Tuttle was satisfactory and adequate for the T-REX ETFs.

The investment performance of Tuttle.

The Board noted that the T-REX ETFs had not yet commenced operations and therefore had no performance history. The Trustees considered Tuttle’s experience in managing other swap-based ETFs.

The costs of services to be provided and profits to be realized by Tuttle from the relationship with the T-REX ETFs.

In this regard, the Board considered the projected assets and proposed expenses of the T-REX ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Tuttle. The Trustees considered the unitary fee structure proposed by Tuttle. The Board compared the proposed unitary fee of each of the T-REX ETFs to the advisory fees and net expense ratios of ETFs in a custom category, the Trading-Leveraged Equity Funds, with respect to the T-Rex 2X Long Bitcoin Daily Target ETF and T-Rex 2X Long Ether Daily Target ETF (“Levered Equity Category”), and a peer group selected from its Category (“Levered Equity Peer Group”) and the custom category, Trading-Inverse Equity Funds, with respect to

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FINANCIAL STATEMENTS | December 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

the T-Rex 2X Inverse Bitcoin Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF (the “Inverse Equity Category”) and a peer group selected from its Category (the “Inverse Equity Peer Group”).

The Trustees noted that the proposed unitary fee of each of the T-REX ETFs was higher than the median advisory fees of their particular category and peer group. The projected net expense ratio with respect to each of the T-Rex 2X Inverse Bitcoin Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF was higher than the median of its Inverse Equity Category and the same as the median of its Inverse Equity Peer Group. The Trustees also noted that the projected net expense ratio of the T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Long Ether Daily Target ETF was lower than the median of its Levered Equity Category and the same as the median of its Levered Equity Peer Group. At the March Meeting, the Adviser proposed a revised Investment Advisory Agreement for the T-Rex ETFs to increase the advisory fee prior to the commencement of operations. At the March Meeting, the Board noted that this increase would result in an investment advisory fee and net total expense ratio above the Category and Peer Group Median, however, it was Adviser’s position that the unique nature of the T-Rex Bitcoin ETFs justified the higher fees. The Board engaged in an extensive discussion, including a discussion of the Adviser’s rationale for the higher fee; based on the foregoing, the Board directed Trust Counsel to reflect in the record that it had considered each of the factors that had been previously considered when the Board had originally approved the T-Rex ETFs in light of the fee proposed at the March Meeting. The Trustees also noted that Tuttle does not manage any separate accounts with strategies similar to those of the T-REX ETFs. The Trustees considered Tuttle’s projected profitability in managing the T-REX ETFs, noting that the T-REX ETFs are projected to be profitable to Tuttle over the first two years of operation. After further consideration, the Board concluded that the projected profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle.

The extent to which economies of scale would be realized as the T-REX ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the T-REX ETFs’ investors.

The Board noted that the unitary fee structure means that the T-REX ETFs management fee remains the same at all asset levels and effectively limits their expense ratios. Tuttle is not proposing any fee breakpoints at this time.

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FINANCIAL STATEMENTS | DECEMBER 31, 2024

T-REX 2X BITCOIN DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the T-REX ETFs; the basis of decisions to buy or sell securities for the T-REX ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle. The Board noted that Tuttle has represented that swap transactions are not eligible for soft dollars and that it does not anticipate utilizing commission recapture with regard to the T-REX ETFs. The Board also considered potential benefits for Tuttle in managing the T-REX ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle from managing the T-REX ETFs were satisfactory.

Subsequent to the Meeting, the Board met again on June 25-26, 2024 and considered a proposal by the Adviser. The Adviser discussed extensively with the Board certain marketplace considerations that it believed to be important to the success of the Fund and its ability to raise assets. In this regard, the Adviser requested the Board to lower the investment advisory fee from the levels approved at the Meeting. After further discussion the Board agreed that such a measure would be appropriate.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board at the Meeting, including the March Meeting, the Board determined that the compensation payable under the Tuttle Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Tuttle Advisory Agreement.

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FINANCIAL STATEMENTS | December 31, 2024

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 — Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 — Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant — Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 7, 2025

*   Print the name and title of each signing officer under his or her signature.